Investments (Collectively Significant Equity Method Investments - Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)
Carrying Value of investments accounted for under the equity method	$ 2,200			$ 89
Unfunded commitments for investments accounted for under the equity method	$ 1,100
Aggregate Net income Exceeded Stated Percentage Of The Pre Tax Income (Loss) From Continuing Operations	10.00%
Total assets for investments accounted for under the equity method	$ 329,200	$ 285,300
Total liabilities for investments accounted for under the equity method	40,000	26,400
Net Income (loss) for investments accounted for under the equity method	$ 36,400	$ 21,300	$ 13,700